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BLANKK
FIRST QUARTER REPORT
August 31, 2026 (Unaudited)
Columbia Select Large Cap Value Fund

Portfolio of Investments
Columbia Select Large Cap Value Fund, August 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Select Large Cap Value Fund | 2026
2
Issuer . Shares
.
Value ($)
Common Stocks 96 .0%
Communication Services 4.5%
Diversified Telecommunication Services
2.7%
Verizon Communications, Inc. 1,744,654 87,267,593
Interactive Media & Services 1.8%
Alphabet, Inc., Class A 176,927 60,040,177
Total Communication Services 147,307,770
Consumer Discretionary 8.6%
Broadline Retail 3.0%
Amazon.com, Inc.
(a)
381,261 99,040,170
Hotels, Restaurants & Leisure 2.5%
Norwegian Cruise Line Holdings Ltd.
(a)
5,104,556 82,387,534
Specialty Retail 3.1%
Lowe's Cos., Inc. 491,300 100,569,110
Total Consumer Discretionary 281,996,814
Consumer Staples 5.2%
Beverages 2.8%
Constellation Brands, Inc., Class A 698,670 91,260,275
Tobacco 2.4%
Philip Morris International, Inc. 415,466 77,816,782
Total Consumer Staples 169,077,057
Energy 9.1%
Energy Equipment & Services 2.3%
TechnipFMC PLC 967,265 75,591,760
Oil, Gas & Consumable Fuels 6.8%
Chevron Corp. 444,675 91,665,305
Marathon Petroleum Corp. 182,943 68,296,281
Williams Cos., Inc. 842,284 63,213,414
Total 223,175,000
Total Energy 298,766,760
Financials 16.9%
Banks 8.4%
Bank of America Corp. 1,151,498 71,323,786
Citigroup, Inc. 556,261 73,215,073
JPMorgan Chase & Co. 189,115 67,328,722
Wells Fargo & Co. 719,573 62,163,912
Total 274,031,493
Capital Markets 1.9%
Morgan Stanley 299,543 63,898,513
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Consumer Finance 1.9%
Capital One Financial Corp. 288,358 61,855,675
Financial Services 2.4%
Global Payments, Inc. 846,829 77,103,780
Insurance 2.3%
American International Group, Inc. 978,598 74,725,743
Total Financials 551,615,204
Health Care 11.6%
Health Care Providers & Services 10.0%
Centene Corp.
(a)
1,307,296 84,111,425
Cigna Group 324,795 89,669,404
CVS Health Corp. 1,033,966 97,099,747
Tenet Healthcare Corp.
(a)
206,662 54,953,492
Total 325,834,068
Pharmaceuticals 1.6%
Bristol-Myers Squibb Co. 785,789 52,498,563
Total Health Care 378,332,631
Industrials 9.8%
Aerospace & Defense 5.5%
Boeing Co.
(a)
446,141 92,699,177
RTX Corp. 415,009 86,209,820
Total 178,908,997
Ground Transportation 1.6%
CSX Corp. 1,069,183 54,004,433
Machinery 1.4%
Caterpillar, Inc. 56,038 44,688,624
Passenger Airlines 1.3%
Southwest Airlines Co. 1,135,315 43,743,687
Total Industrials 321,345,741
Information Technology 18.8%
Electronic Equipment, Instruments &
Components 2.8%
Corning, Inc. 619,024 92,067,440
IT Services 3.8%
EPAM Systems, Inc.
(a)
1,066,082 125,616,442
Semiconductors & Semiconductor
Equipment 8.8%
Applied Materials, Inc. 133,029 60,979,163
Broadcom, Inc. 316,079 117,056,697

Portfolio of Investments
(continued)
Columbia Select Large Cap Value Fund, August 31, 2026 (Unaudited)
Columbia Select Large Cap Value Fund | 2026
3
Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period shares
Columbia Short-Term Cash Fund
32,358,659
428,536,630
(347,495,769)
15,252
113,414,772
—
1,993
730,058
113,471,508
1
Notes to Portfolio of Investments
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Micron Technology, Inc. 114,595 109,865,664
Total 287,901,524
Software 3.4%
Salesforce, Inc. 427,808 110,177,672
Total Information Technology 615,763,078
Materials 6.0%
Metals & Mining 6.0%
Barrick Mining Corp. 2,208,880 99,024,090
Freeport-McMoRan, Inc. 1,270,724 96,244,636
Total 195,268,726
Total Materials 195,268,726
Real Estate 3.0%
Specialized REITs 3.0%
American Tower Corp. 565,947 99,436,888
Total Real Estate 99,436,888
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Utilities 2.5%
Electric Utilities 2.5%
PG&E Corp. 6,212,947 82,445,807
Total Utilities 82,445,807
Total Common Stocks
(Cost $ 1,900,597,757 ) 3,141,356,476
. Shares
.....
Value ($)
Money Market Funds 3 .5%
Columbia Short-Term Cash Fund, 3.871%
(b),(c)
113,471,508 113,414,772
1 1 1
Total Money Market Funds
(Cost $ 113,399,480 ) 113,414,772
Total Investments in Securities
(Cost $ 2,013,997,237 ) 3,254,771,248
Other Assets & Liabilities, Net 16,254,613
Net Assets 3,271,025,861
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at August 31, 2026.
(c) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the period ended
August 31, 2026 are as follows:

1QT216_(10/26)
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